Equity-Based Compensation - Valuation Technique (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
PSU
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility of the Company's class A common stock, percentage	29.00%	38.00%
Expected annual dividend yield, percentage	7.30%	7.60%
Risk-free rate (per annum), percentage	2.10%	2.44%
Performance Stock Units 2019 Grant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility of the Company's class A common stock, percentage	26.20%
Expected annual dividend yield, percentage	8.50%
Risk-free rate (per annum), percentage	2.40%